DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
May 31, 2026 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.0%
Australia — 1.7%
ANZ Group Holdings Ltd.
28,995 734,339
APA Group (a)
13,654 99,026
Aristocrat Leisure Ltd.
5,236 188,742
ASX Ltd.
1,926 64,064
Atlassian Corp., Class A *
1,481 159,370
BHP Group Ltd.
47,658 2,136,606
Brambles Ltd.
13,153 156,812
CAR Group Ltd.
3,348 59,837
Cochlear Ltd.
562 40,638
Coles Group Ltd.
13,352 208,659
Commonwealth Bank of
Australia
15,667 1,860,173
Computershare Ltd.
5,012 124,736
CSL Ltd.
4,561 317,039
Evolution Mining Ltd.
17,847 155,889
Fortescue Ltd.
15,843 254,313
Goodman Group REIT
19,587 446,321
Insurance Australia Group Ltd.
21,462 118,285
IREN Ltd. *
3,059 194,369
Lottery Corp. Ltd.
17,538 68,393
Lynas Rare Earths Ltd. *
8,398 115,953
Macquarie Group Ltd.
3,349 574,812
Medibank Pvt Ltd.
27,258 94,138
National Australia Bank Ltd.
28,558 767,038
Northern Star Resources Ltd.
12,779 172,948
Origin Energy Ltd.
17,446 136,445
PLS Group Ltd. *
30,106 139,932
Pro Medicus Ltd.
537 51,102
Qantas Airways Ltd.
7,337 49,833
QBE Insurance Group Ltd.
14,003 228,102
REA Group Ltd.
555 59,499
Rio Tinto Ltd.
3,498 467,196
Santos Ltd.
30,998 174,187
Scentre Group REIT
45,224 124,623
SGH Ltd.
1,623 48,111
Sigma Healthcare Ltd.
42,454 89,804
Sonic Healthcare Ltd.
4,597 64,563
South32 Ltd.
38,286 132,500
Stockland REIT
20,132 59,388
Suncorp Group Ltd.
9,880 123,549
Telstra Group Ltd.
33,392 125,173
Transurban Group (a)
29,478 317,717
Vicinity Ltd. REIT
30,313 55,180
Washington H Soul Pattinson &
Co. Ltd.
3,258 101,970
Wesfarmers Ltd.
10,435 599,062
Westpac Banking Corp.
32,240 835,081
WiseTech Global Ltd.
2,157 55,886
Woodside Energy Group Ltd.
17,613 388,541
Number
of Shares Value $
Woolworths Group Ltd.
11,164 282,985
(Cost $11,254,211)
13,822,929
Austria — 0.1%
BAWAG Group AG, 144A
739 132,892
Erste Group Bank AG
2,855 343,160
OMV AG
1,218 87,626
Raiffeisen Bank International AG
1,233 71,108
Verbund AG
520 34,922
(Cost $393,472)
669,708
Belgium — 0.2%
Ageas SA/NV
1,535 119,298
Anheuser-Busch InBev SA/NV
8,412 677,331
D'ieteren Group
194 38,803
Elia Group SA/NV
477 74,199
Financiere de Tubize SA
182 47,744
Groupe Bruxelles Lambert NV
775 73,165
KBC Group NV
2,212 294,139
Lotus Bakeries NV
4 51,346
Sofina SA
121 31,488
Syensqo SA
723 56,697
UCB SA
1,165 342,186
(Cost $1,241,481)
1,806,396
Bermuda — 0.1%
Arch Capital Group Ltd. *
3,479 310,814
Everest Group Ltd.
385 124,751
(Cost $280,448)
435,565
Canada — 3.5%
Agnico Eagle Mines Ltd.
4,635 852,876
Alamos Gold, Inc., Class A
3,843 157,787
Alimentation Couche-Tard, Inc.
6,556 370,692
AltaGas Ltd.
2,538 98,845
ARC Resources Ltd.
4,943 111,989
AtkinsRealis Group Inc.
1,571 94,382
Bank of Montreal
6,501 1,056,781
Bank of Nova Scotia
11,644 935,036
Barrick Mining Corp.
15,563 665,428
BCE, Inc.
3,103 78,344
Bombardier, Inc., Class B *
818 184,668
Brookfield Corp.
19,001 866,359
CAE, Inc. *
2,599 67,336
Cameco Corp.
4,107 461,846
Canadian Imperial Bank of
Commerce
8,572 936,445
Canadian National Railway Co.
4,693 556,156
Canadian Natural Resources Ltd.
19,669 895,246
Canadian Pacific Kansas City
Ltd.
8,396 750,280
Canadian Tire Corp. Ltd., Class A
565 72,555
Canadian Utilities Ltd., Class A
1,194 42,991
CCL Industries, Inc., Class B
1,369 88,487
Celestica, Inc. *
1,042 403,177

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
Cenovus Energy, Inc.
12,844 354,864
CGI, Inc.
1,740 121,612
Constellation Software, Inc.
185 379,096
Descartes Systems Group, Inc. *
762 56,278
Dollarama, Inc.
2,481 317,520
Element Fleet Management
Corp.
3,368 67,162
Emera, Inc.
3,001 157,070
Empire Co. Ltd., Class A
1,239 43,973
Enbridge, Inc.
20,517 1,126,570
Equinox Gold Corp.
7,478 102,055
Fairfax Financial Holdings Ltd.
177 275,699
First Quantum Minerals Ltd. *
6,563 202,195
FirstService Corp.
384 51,520
Fortis, Inc.
4,781 264,672
Franco-Nevada Corp.
1,786 414,052
George Weston Ltd.
1,490 104,464
GFL Environmental, Inc.
2,153 72,301
Gildan Activewear, Inc.
1,686 102,943
Great-West Lifeco, Inc.
2,291 133,846
Hydro One Ltd., 144A
3,215 132,329
iA Financial Corp., Inc.
953 118,908
IGM Financial, Inc.
1,071 61,078
Imperial Oil Ltd.
1,387 164,692
Intact Financial Corp.
1,615 317,560
Ivanhoe Mines Ltd., Class A *
8,403 74,481
Keyera Corp.
2,701 112,134
Kinross Gold Corp.
11,651 354,211
Loblaw Cos. Ltd.
5,513 246,805
Lululemon Athletica, Inc. *
993 130,262
Lundin Gold, Inc.
1,112 74,306
Lundin Mining Corp.
6,967 208,269
Magna International, Inc.
2,510 162,802
Manulife Financial Corp.
16,135 617,617
Metro, Inc.
1,981 127,225
National Bank of Canada
3,683 538,300
Nutrien Ltd.
4,314 295,659
Pan American Silver Corp.
4,143 236,782
Pembina Pipeline Corp.
5,424 253,216
Power Corp. of Canada
4,946 299,191
Rogers Communications, Inc.,
Class B
3,672 141,810
Royal Bank of Canada
13,061 2,507,242
Saputo, Inc.
2,138 65,558
Shopify, Inc., Class A *
11,575 1,381,471
Stantec, Inc.
1,021 77,208
Sun Life Financial, Inc.
5,390 387,675
Suncor Energy, Inc.
11,137 696,654
TC Energy Corp.
9,776 651,899
Teck Resources Ltd., Class B
4,147 275,242
TELUS Corp.
4,367 54,875
TFI International, Inc.
742 114,557
Number
of Shares Value $
Thomson Reuters Corp.
1,351 117,236
TMX Group Ltd.
2,805 105,049
Toromont Industries Ltd.
781 128,918
Toronto-Dominion Bank
15,788 1,807,961
Tourmaline Oil Corp.
3,534 161,673
Waste Connections, Inc.
2,353 350,644
Wheaton Precious Metals Corp.
4,340 583,981
Whitecap Resources, Inc.
11,594 133,316
WSP Global, Inc.
1,201 170,235
(Cost $18,025,863)
28,534,629
Chile — 0.0%
Antofagasta PLC
(Cost $64,868)
3,254 179,748
China — 0.0%
Yangzijiang Shipbuilding
Holdings Ltd.
(Cost $46,501)
23,800 67,928
Czech Republic — 0.0%
CSG NV *
(Cost $66,549)
1,862 39,059
Denmark — 0.4%
A.P. Moller — Maersk A/S, Class
A
15 36,350
A.P. Moller — Maersk A/S, Class
B
39 96,277
Carlsberg AS, Class B
869 116,883
Coloplast A/S, Class B
1,097 67,797
Danske Bank A/S
6,278 330,746
Demant A/S *
794 31,020
DSV A/S
1,812 455,384
Genmab A/S *
570 151,661
Novo Nordisk A/S, Class B
30,393 1,390,258
Novonesis Novozymes B, Class B
3,114 181,123
Orsted AS, 144A *
4,407 112,957
Pandora A/S
778 73,010
ROCKWOOL A/S, Class B
567 17,919
Tryg A/S
3,347 78,811
Vestas Wind Systems A/S
9,469 266,211
(Cost $3,329,095)
3,406,407
Finland — 0.3%
Elisa OYJ
1,097 52,639
Fortum OYJ
4,357 101,942
Kesko OYJ, Class B
2,129 51,627
Kone OYJ, Class B
3,125 186,931
Metso OYJ
6,521 124,647
Neste OYJ
3,910 128,488
Nokia OYJ
47,462 691,769
Nordea Bank Abp
28,779 553,123
Orion OYJ, Class B
1,080 90,238
Sampo OYJ, Class A
21,530 227,728
Stora Enso OYJ, Class R
4,558 53,429

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
UPM-Kymmene OYJ
5,207 152,151
Wartsila OYJ Abp
4,411 179,645
(Cost $1,888,815)
2,594,357
France — 2.2%
Abivax SA *
514 68,019
Accor SA
1,781 97,744
Aeroports de Paris SA
310 41,602
Air Liquide SA
5,445 1,131,529
Alstom SA *
2,827 56,544
Amundi SA, 144A
603 59,073
AXA SA
14,549 674,535
Ayvens SA, 144A
2,770 37,432
BioMerieux
465 40,345
BNP Paribas SA
9,316 1,010,489
Bollore SE
4,304 27,323
Bouygues SA
2,012 118,475
Bureau Veritas SA
3,024 91,750
Capgemini SE *
1,496 177,980
Carrefour SA
4,896 91,614
Cie de Saint-Gobain SA
4,151 379,093
Cie Generale des Etablissements
Michelin SCA
5,934 218,197
Covivio SA REIT
668 43,069
Credit Agricole SA
9,162 177,481
Danone SA
6,108 434,364
Dassault Aviation SA
202 71,849
Dassault Systemes SE
6,088 133,598
Eiffage SA
586 85,308
Engie SA
16,603 512,853
EssilorLuxottica SA
2,824 577,202
Gecina SA REIT
478 40,971
Getlink SE
3,073 67,274
Hermes International SCA
246 465,053
Ipsen SA
280 51,168
Kering SA
700 208,587
Klepierre SA REIT
2,257 92,236
Legrand SA
2,395 412,659
L'Oreal SA
2,255 1,006,671
LVMH Moet Hennessy Louis
Vuitton SE
2,326 1,284,013
Orange SA
17,528 366,848
Pernod Ricard SA
1,898 140,467
Publicis Groupe SA
2,117 206,874
Renault SA
1,757 60,669
Rexel SA
1,877 80,627
Safran SA
3,267 1,165,460
Sanofi SA
10,365 910,666
Sartorius Stedim Biotech
310 64,429
Schneider Electric SE
5,179 1,631,480
Societe Generale SA
6,021 503,288
Sodexo SA
920 50,674
Number
of Shares Value $
Thales SA
836 233,649
TotalEnergies SE
18,561 1,628,382
Unibail-Rodamco-Westfield
REIT *
1,019 118,127
Veolia Environnement SA
5,664 229,552
Vinci SA
4,417 644,561
(Cost $13,445,766)
18,021,853
Germany — 2.1%
adidas AG
1,551 301,536
Allianz SE
3,578 1,593,314
BASF SE
8,476 502,665
Bayer AG
9,161 390,522
Bayerische Motoren Werke AG
2,706 236,075
Beiersdorf AG
890 71,849
Brenntag SE
1,242 81,946
Commerzbank AG
6,113 264,370
Continental AG
978 81,442
CTS Eventim AG & Co. KGaA
696 50,478
Daimler Truck Holding AG
4,157 204,470
Delivery Hero SE, 144A *
1,380 59,552
Deutsche Bank AG (b)
16,700 542,938
Deutsche Boerse AG
1,744 503,906
Deutsche Lufthansa AG
5,208 52,145
Deutsche Post AG
8,802 525,901
Deutsche Telekom AG
32,481 1,093,902
E.ON SE
20,341 432,013
Evonik Industries AG *
1,943 38,115
Fresenius Medical Care AG
1,802 78,205
Fresenius SE & Co. KGaA
3,717 157,323
GEA Group AG
1,440 93,179
Hannover Rueck SE
591 160,279
Heidelberg Materials AG
1,224 272,529
Henkel AG & Co. KGaA
1,000 72,701
Hensoldt AG
598 61,703
HOCHTIEF AG
140 79,497
Infineon Technologies AG
12,210 1,155,694
Knorr-Bremse AG
558 67,525
Mercedes-Benz Group AG
6,822 415,481
Merck KGaA
1,183 180,639
MTU Aero Engines AG
496 181,340
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
1,220 643,931
Nemetschek SE
500 36,059
Rational AG
34 26,147
Rheinmetall AG
441 665,616
RWE AG
5,480 348,905
SAP SE
9,731 1,763,070
Scout24 SE, 144A
635 53,538
Siemens AG
7,079 2,228,776
Siemens Energy AG
7,241 1,379,360
Siemens Healthineers AG, 144A
3,040 123,880

4 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
Symrise AG
1,255 115,844
Talanx AG
517 62,141
Vonovia SE
6,657 166,477
Zalando SE, 144A *
1,895 51,503
(Cost $12,113,525)
17,668,481
Hong Kong — 0.5%
AIA Group Ltd.
99,493 1,044,134
BOC Hong Kong Holdings Ltd.
35,978 220,071
CK Asset Holdings Ltd.
18,430 111,322
CK Hutchison Holdings Ltd.
23,820 214,117
CK Infrastructure Holdings Ltd.
5,695 43,126
CLP Holdings Ltd.
14,609 142,597
Futu Holdings Ltd., ADR
573 59,632
Galaxy Entertainment Group Ltd.
18,275 73,031
Henderson Land Development
Co. Ltd.
15,295 60,420
HKT Trust & HKT Ltd. (a)
28,020 43,260
Hong Kong & China Gas Co. Ltd.
114,804 105,028
Hong Kong Exchanges &
Clearing Ltd.
11,090 565,721
Hongkong Land Holdings Ltd.
8,462 64,481
Jardine Matheson Holdings Ltd.
1,305 86,626
Link REIT
23,455 120,845
MTR Corp. Ltd.
15,200 61,169
Power Assets Holdings Ltd.
12,660 97,081
Prudential PLC
23,540 339,995
Sino Land Co. Ltd.
35,026 52,780
SITC International Holdings Co.
Ltd.
13,387 59,134
Sun Hung Kai Properties Ltd.
12,848 215,898
Swire Pacific Ltd., Class A
2,862 29,798
Techtronic Industries Co. Ltd.
12,694 188,368
WH Group Ltd., 144A
71,565 82,638
Wharf Real Estate Investment
Co. Ltd.
12,257 37,596
(Cost $4,029,641)
4,118,868
Ireland — 0.9%
Accenture PLC, Class A
5,773 1,079,955
AerCap Holdings NV
1,540 214,661
AIB Group PLC
19,211 226,425
Allegion PLC
842 109,519
Aptiv PLC *
2,141 145,460
Bank of Ireland Group PLC
8,510 173,143
CRH PLC
6,193 673,736
Eaton Corp. PLC
3,623 1,451,374
Experian PLC
8,291 287,555
Kerry Group PLC, Class A
1,482 127,026
Kingspan Group PLC
1,464 134,282
Medtronic PLC
11,953 882,251
Ryanair Holdings PLC
3,857 113,108
Smurfit Westrock PLC
4,388 180,566
Smurfit Westrock PLC
473 19,421
Number
of Shares Value $
TE Connectivity PLC
2,767 590,505
Trane Technologies PLC
2,068 933,288
(Cost $6,000,186)
7,342,275
Israel — 0.3%
Azrieli Group Ltd.
472 78,845
Bank Hapoalim BM
11,685 302,186
Bank Leumi Le-Israel BM
14,016 357,518
Check Point Software
Technologies Ltd. *
829 111,956
Elbit Systems Ltd.
268 242,146
Enlight Renewable Energy Ltd. *
1,364 147,812
Harel Insurance Investments &
Financial Services Ltd.
1,147 73,236
ICL Group Ltd.
6,716 44,559
Israel Discount Bank Ltd., Class
A
10,922 121,981
Mizrahi Tefahot Bank Ltd.
1,535 118,652
Nova Ltd. *
264 138,712
OPC Energy Ltd. *
1,739 76,794
Phoenix Financial Ltd.
2,139 142,984
Teva Pharmaceutical Industries
Ltd., ADR *
10,709 378,242
Tower Semiconductor Ltd. *
1,042 299,466
(Cost $1,333,368)
2,635,089
Italy — 0.8%
Banca Mediolanum SpA
1,713 39,600
Banca Monte dei Paschi di Siena
SpA
18,538 199,629
Banco BPM SpA
11,060 174,044
BPER Banca SPA
13,758 186,526
Buzzi SpA
696 37,767
Davide Campari-Milano NV
5,888 38,491
Enel SpA
71,945 808,079
Eni SpA
17,096 449,478
Ferrari NV
1,193 410,969
FinecoBank Banca Fineco SpA
5,823 142,427
Generali
7,982 360,568
Intesa Sanpaolo SpA
129,695 878,876
Italgas SpA
6,109 71,752
Leonardo SpA
3,679 233,637
Moncler SpA
2,276 148,363
Poste Italiane SpA
4,375 129,473
Prysmian SpA
2,600 449,043
Recordati Industria Chimica e
Farmaceutica SpA
1,165 70,014
Snam SpA
18,591 135,940
Telecom Italia SpA *
159,550 135,693
Terna - Rete Elettrica Nazionale
13,731 157,863
UniCredit SpA
12,754 1,104,936
Unipol Assicurazioni SpA
3,337 82,711
(Cost $3,168,756)
6,445,879

DBX ETF Trust | 5
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
Luxembourg — 0.1%
ArcelorMittal SA
4,028 278,832
CVC Capital Partners PLC, 144A
1,381 22,143
Eurofins Scientific SE
1,265 92,203
Millicom International Cellular
SA
893 76,226
Tenaris SA
3,106 94,565
(Cost $371,324)
563,969
Macau — 0.0%
Sands China Ltd.
(Cost $87,953)
22,655 44,313
Mexico — 0.0%
Fresnillo PLC
(Cost $66,433)
1,991 88,189
Netherlands — 1.8%
ABN AMRO Bank NV CVA
5,383 214,331
Adyen NV, 144A *
252 276,222
Aegon Ltd.
13,104 111,813
Airbus SE
5,523 1,158,179
Akzo Nobel NV
1,712 131,177
Argenx SE *
584 487,681
ASM International NV
433 453,952
ASML Holding NV
3,667 5,925,849
ASR Nederland NV
1,350 101,297
BE Semiconductor Industries NV
718 238,290
Euronext NV, 144A
651 106,052
EXOR NV
926 72,346
Ferrovial NV
4,469 306,127
Heineken Holding NV
1,222 88,270
Heineken NV
2,569 201,039
ING Groep NV
27,154 846,053
Koninklijke Ahold Delhaize NV
8,233 347,504
Koninklijke KPN NV
33,371 173,916
Koninklijke Philips NV
7,584 202,403
Magnum Ice Cream Co. NV *
4,594 74,248
Nebius Group NV *
1,963 453,630
NN Group NV
2,502 209,285
NXP Semiconductors NV
2,348 754,530
Prosus NV *
12,063 549,282
QIAGEN NV
1,885 69,610
Stellantis NV *
17,734 142,069
Universal Music Group NV
10,300 234,382
Wolters Kluwer NV
2,101 149,607
(Cost $7,602,454)
14,079,144
New Zealand — 0.1%
Auckland International Airport
Ltd.
17,346 85,884
Contact Energy Ltd.
10,020 57,230
Fisher & Paykel Healthcare Corp.
Ltd.
6,056 135,204
Infratil Ltd.
9,594 90,524
Number
of Shares Value $
Meridian Energy Ltd.
12,194 42,854
Xero Ltd. *
1,670 90,322
(Cost $526,681)
502,018
Norway — 0.2%
Aker BP ASA
2,822 101,633
DNB Bank ASA
7,873 245,008
Equinor ASA
6,704 243,255
Gjensidige Forsikring ASA
1,634 45,188
Kongsberg Gruppen ASA
4,291 154,306
Mowi ASA
4,884 107,885
Norsk Hydro ASA
12,158 149,026
Orkla ASA
5,427 57,383
Salmar ASA
531 33,032
Telenor ASA
5,169 84,572
Var Energi ASA
9,263 45,667
Yara International ASA
1,255 68,327
(Cost $958,202)
1,335,282
Poland — 0.0%
InPost SA *
(Cost $50,432)
2,834 50,798
Portugal — 0.1%
Banco Comercial Portugues SA,
Class R
78,200 88,737
EDP SA
27,592 140,611
Galp Energia SGPS SA
3,498 76,068
Jeronimo Martins SGPS SA
3,057 64,783
(Cost $317,125)
370,199
Singapore — 0.4%
CapitaLand Ascendas REIT
40,797 79,972
CapitaLand Integrated
Commercial Trust REIT
52,491 93,429
CapitaLand Investment Ltd.
16,402 32,666
DBS Group Holdings Ltd.
19,537 962,642
Grab Holdings Ltd., Class A *
23,783 84,192
Keppel Ltd.
12,182 102,778
Oversea-Chinese Banking Corp.
Ltd.
31,085 570,345
Sea Ltd., ADR *
3,650 330,435
Sembcorp Industries Ltd.
8,600 43,089
Singapore Airlines Ltd.
14,250 75,756
Singapore Exchange Ltd.
7,288 125,034
Singapore Technologies
Engineering Ltd.
13,474 120,229
Singapore Telecommunications
Ltd.
68,100 231,743
United Overseas Bank Ltd.
12,017 354,286
Wilmar International Ltd.
20,400 57,424
(Cost $2,276,241)
3,264,020
Spain — 0.9%
Acciona SA
263 75,745

6 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
ACS Actividades de
Construccion y Servicios SA
1,730 250,940
Aena SME, 144A
7,422 215,662
Amadeus IT Group SA
4,091 261,328
Banco Bilbao Vizcaya Argentaria
SA
53,739 1,261,114
Banco de Sabadell SA
51,760 175,164
Banco Santander SA
134,364 1,682,110
Bankinter SA
6,842 115,492
CaixaBank SA
32,551 440,631
Cellnex Telecom SA, 144A *
4,459 149,963
EDP Renewables SA
2,633 43,538
EDP Renewables SA *
24 389
Endesa SA
2,949 123,406
Iberdrola SA
57,202 1,301,663
Indra Sistemas SA
748 49,649
Industria de Diseno Textil SA
10,021 623,291
Mapfre SA
8,627 40,491
Naturgy Energy Group SA
3,901 129,922
Redeia Corp. SA
3,640 62,569
Repsol SA
10,514 270,416
Telefonica SA
35,177 161,654
(Cost $3,628,572)
7,435,137
Sweden — 0.9%
AddTech AB, Class B
2,444 87,191
Alfa Laval AB
2,503 140,802
Assa Abloy AB, Class B
9,113 328,367
Atlas Copco AB, Class A
23,281 447,428
Atlas Copco AB, Class B
14,572 247,779
Beijer Ref AB
4,426 61,693
Boliden AB
2,526 157,525
Epiroc AB, Class A
6,274 186,659
Epiroc AB, Class B
4,151 106,279
EQT AB
4,263 147,513
Essity AB, Class B
5,186 145,808
Evolution AB, 144A *
1,397 105,427
Fastighets AB Balder, Class B *
7,206 41,379
H & M Hennes & Mauritz AB,
Class B
4,412 78,437
Hexagon AB, Class B
18,908 174,924
Industrivarden AB, Class A
789 44,862
Industrivarden AB, Class C
1,619 88,759
Indutrade AB
2,522 52,853
Investment AB Latour, Class B
1,177 25,437
Investor AB, Class B
16,289 671,707
L E Lundbergforetagen AB,
Class B
572 33,763
Lifco AB, Class B
2,404 77,432
Nibe Industrier AB, Class B
14,322 56,260
Saab AB, Class B
2,995 184,665
Sagax AB, Class B
1,747 31,522
Sandvik AB
9,902 403,769
Number
of Shares Value $
Securitas AB, Class B
4,198 70,109
Skandinaviska Enskilda Banken
AB, Class A
13,716 274,669
Skanska AB, Class B
3,480 94,375
SKF AB, Class B
2,947 77,527
Spotify Technology SA *
1,386 689,785
Svenska Cellulosa AB SCA,
Class B
5,338 58,853
Svenska Handelsbanken AB,
Class A
12,203 180,337
Swedbank AB, Class A
7,755 286,742
Swedish Orphan Biovitrum AB *
1,735 83,093
Tele2 AB, Class B
4,949 92,888
Telefonaktiebolaget LM Ericsson,
Class B
26,114 339,674
Telia Co. AB
22,972 123,179
Trelleborg AB, Class B
1,738 75,933
Volvo AB, Class B
14,966 527,597
(Cost $5,413,202)
7,103,001
Switzerland — 2.8%
ABB Ltd.
14,818 1,585,821
Alcon, Inc.
4,598 306,592
Amcor PLC
4,510 175,078
Amrize Ltd. *
4,768 256,966
Avolta AG *
825 52,054
Banque Cantonale Vaudoise
302 45,415
Barry Callebaut AG
38 58,506
Belimo Holding AG
89 94,200
BKW AG
222 42,050
Chocoladefabriken Lindt &
Spruengli AG
1 122,224
Chocoladefabriken Lindt &
Spruengli AG Participation
Certificates
8 95,271
Chubb Ltd.
3,261 1,016,551
Cie Financiere Richemont SA,
Class A
4,989 1,078,444
Coca-Cola HBC AG *
1,871 107,539
DSM-Firmenich AG
1,567 131,953
EMS-Chemie Holding AG
75 68,487
Galderma Group AG *
1,719 366,416
Garmin Ltd.
1,566 366,319
Geberit AG
326 214,204
Givaudan SA
89 330,326
Glencore PLC *
88,405 676,623
Helvetia Baloise Holding AG
695 180,566
Holcim AG *
4,768 472,437
Julius Baer Group Ltd.
1,816 148,794
Kuehne + Nagel International AG
482 111,254
Logitech International SA
1,437 174,533
Lonza Group AG
649 415,639
Nestle SA
24,307 2,471,297
Novartis AG
17,355 2,616,966

DBX ETF Trust | 7
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
Partners Group Holding AG
197 208,560
Roche Holding AG
311 133,977
Roche Holding AG
6,607 2,784,520
Sandoz Group AG
3,792 318,366
Schindler Holding AG
212 69,595
Schindler Holding AG
Participation Certificates
414 139,881
SGS SA
1,631 185,529
Sika AG
1,361 267,027
Sonova Holding AG
475 126,205
STMicroelectronics NV
3,103 213,461
STMicroelectronics NV, Class Y
3,103 215,069
Straumann Holding AG
994 120,499
Swatch Group AG — Bearer
292 80,797
Swiss Life Holding AG
264 287,466
Swiss Prime Site AG
803 134,527
Swiss Re AG
2,859 430,670
Swisscom AG
241 206,192
UBS Group AG
29,527 1,399,731
VAT Group AG, 144A
254 198,558
Zurich Insurance Group AG
1,396 995,165
(Cost $16,204,926)
22,298,320
Thailand — 0.0%
Fabrinet *
(Cost $223,723)
342 223,723
United Kingdom — 3.6%
3i Group PLC
9,199 282,096
Admiral Group PLC
2,604 115,692
Airtel Africa PLC, 144A
8,702 41,359
Anglo American PLC
10,169 546,648
Aon PLC, Class A
1,926 608,732
Associated British Foods PLC
2,881 70,756
AstraZeneca PLC
14,297 2,659,875
Aviva PLC
28,524 235,769
BAE Systems PLC
27,928 761,570
Barclays PLC
130,312 804,409
BP PLC
145,812 1,025,585
British American Tobacco PLC
18,921 1,170,916
BT Group PLC
53,424 150,363
Bunzl PLC
3,089 98,016
Centrica PLC
45,482 114,952
CNH Industrial NV
8,889 90,757
Coca-Cola Europacific Partners
PLC
1,807 163,877
Compass Group PLC
15,930 512,468
Diageo PLC
20,639 427,182
Endeavour Mining PLC
1,981 122,673
GSK PLC
38,394 973,737
Haleon PLC
81,452 369,674
Halma PLC
3,642 229,851
HSBC Holdings PLC
162,020 3,043,554
Number
of Shares Value $
Imperial Brands PLC
7,248 263,398
Informa PLC
11,702 127,956
InterContinental Hotels Group
PLC
1,254 193,304
International Consolidated
Airlines Group SA
11,360 65,739
Intertek Group PLC
1,480 106,132
J Sainsbury PLC
16,447 65,689
Kingfisher PLC
15,738 60,990
Land Securities Group PLC REIT
6,395 54,221
Legal & General Group PLC
52,266 191,207
Lloyds Banking Group PLC
555,757 763,367
London Stock Exchange Group
PLC
4,367 531,080
M&G PLC
18,673 79,538
Marks & Spencer Group PLC
17,363 83,297
Melrose Industries PLC
12,451 78,999
National Grid PLC
46,835 754,735
NatWest Group PLC
74,211 599,597
Next PLC
1,026 182,763
Pearson PLC
4,643 69,595
Pentair PLC
1,612 114,194
Reckitt Benckiser Group PLC
5,923 366,542
RELX PLC
16,737 552,736
Rentokil Initial PLC
22,880 138,415
Rio Tinto PLC
10,057 1,080,170
Rolls-Royce Holdings PLC
79,496 1,433,114
Sage Group PLC
9,151 103,911
Schroders PLC
7,984 62,850
Segro PLC REIT
11,531 112,315
Severn Trent PLC
2,492 99,765
Shell PLC
53,065 2,230,276
Smith & Nephew PLC
8,056 120,645
Smiths Group PLC
2,986 99,176
Spirax Group PLC
590 55,392
SSE PLC
11,297 354,960
Standard Chartered PLC
16,779 450,875
Standard Life PLC
6,876 71,924
TechnipFMC PLC
3,756 256,986
Tesco PLC
59,691 346,141
Unilever PLC
20,394 1,156,097
United Utilities Group PLC
7,405 134,152
Verisure PLC *
2,673 35,653
Vodafone Group PLC
183,795 275,990
Willis Towers Watson PLC
836 208,724
Wise Group PLC, Class A *
6,183 77,843
(Cost $19,061,320)
28,830,964
United States — 74.9%
3M Co.
4,919 753,246
Abbott Laboratories
16,233 1,389,545
AbbVie, Inc.
16,707 3,637,448
Adobe, Inc. *
3,882 1,006,253

8 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
Advanced Micro Devices, Inc. *
15,377 7,936,070
Affirm Holdings, Inc. *
2,513 185,082
Aflac, Inc.
4,321 485,767
Agilent Technologies, Inc.
2,571 348,448
Air Products and Chemicals, Inc.
2,071 577,022
Airbnb, Inc., Class A *
4,025 536,573
Alliant Energy Corp.
2,402 172,007
Allstate Corp.
2,500 515,225
Alnylam Pharmaceuticals, Inc. *
1,244 375,663
Alphabet, Inc., Class A
54,929 20,891,696
Alphabet, Inc., Class C
43,568 16,400,302
Altria Group, Inc.
15,801 1,099,434
Amazon.com, Inc. *
91,285 24,705,372
Ameren Corp.
2,803 302,640
American Electric Power Co.,
Inc.
5,202 658,937
American Express Co.
5,079 1,607,351
American International Group,
Inc.
5,173 383,992
American Tower Corp. REIT
4,392 821,128
American Water Works Co., Inc.
1,845 227,433
Ameriprise Financial, Inc.
853 380,191
AMETEK, Inc.
2,128 480,609
Amgen, Inc.
5,116 1,723,018
Amphenol Corp., Class A
11,618 1,728,294
Analog Devices, Inc.
4,582 1,896,261
Annaly Capital Management,
Inc. REIT
6,498 141,981
Apollo Global Management, Inc.
4,109 528,869
Apple, Inc.
138,472 43,211,572
Applied Materials, Inc.
7,497 3,374,100
AppLovin Corp., Class A *
2,153 1,319,983
Archer-Daniels-Midland Co.
4,359 347,761
Ares Management Corp., Class
A
2,021 259,698
Arista Networks, Inc. *
9,978 1,591,192
Arthur J Gallagher & Co.
2,428 488,295
AST SpaceMobile, Inc. * (c)
2,250 255,172
Astera Labs, Inc. *
1,242 425,820
AT&T, Inc.
66,284 1,643,843
Atmos Energy Corp.
1,544 261,137
Autodesk, Inc. *
1,945 449,898
Automatic Data Processing, Inc.
3,789 840,552
AutoZone, Inc. *
157 460,825
AvalonBay Communities, Inc.
REIT
1,271 231,970
Avery Dennison Corp.
769 122,325
Axon Enterprise, Inc. *
703 315,450
Baker Hughes Co.
9,330 596,000
Ball Corp.
2,294 125,413
Bank of America Corp.
64,068 3,305,909
Bank of New York Mellon Corp.
6,469 901,973
Becton Dickinson & Co.
2,710 398,695
Number
of Shares Value $
Berkshire Hathaway, Inc., Class
B *
13,124 6,227,076
Best Buy Co., Inc.
1,734 135,165
Biogen, Inc. *
1,351 264,796
Blackrock, Inc.
1,393 1,458,304
Blackstone, Inc.
6,849 801,128
Block, Inc. *
4,988 377,691
Bloom Energy Corp., Class A *
2,548 726,180
Boeing Co. *
7,052 1,630,070
Booking Holdings, Inc.
7,418 1,241,996
Boston Scientific Corp. *
13,821 667,693
Bristol-Myers Squibb Co.
19,378 1,108,034
Broadcom, Inc.
42,426 18,954,664
Broadridge Financial Solutions,
Inc.
1,083 166,479
Brookfield Asset Management
Ltd., Class A
3,176 153,734
Brookfield Renewable Corp.
1,182 47,441
Brown & Brown, Inc.
2,680 150,750
Bunge Global SA
1,361 167,811
Burlington Stores, Inc. *
559 181,021
C.H. Robinson Worldwide, Inc.
1,173 209,556
Cadence Design Systems, Inc. *
2,602 975,568
Capital One Financial Corp.
5,658 1,063,308
Cardinal Health, Inc.
2,169 426,859
Carlisle Cos., Inc.
375 129,304
Carlyle Group, Inc.
2,246 102,036
Carnival Corp. Ltd.
11,906 334,082
Carrier Global Corp.
7,207 460,311
Carvana Co. *
6,110 446,030
Casey's General Stores, Inc.
336 257,759
Caterpillar, Inc.
4,392 3,846,821
Cboe Global Markets, Inc.
1,017 339,231
CBRE Group, Inc., Class A *
2,799 349,987
CDW Corp.
1,222 153,300
Cencora, Inc.
1,690 455,218
Centene Corp. *
4,705 280,418
CenterPoint Energy, Inc.
5,836 246,629
CF Industries Holdings, Inc.
1,463 164,368
Charles Schwab Corp.
15,664 1,368,250
Charter Communications, Inc.,
Class A *
836 120,426
Cheniere Energy, Inc.
1,987 446,797
Chevron Corp.
17,447 3,183,380
Chipotle Mexican Grill, Inc. *
11,925 379,931
Church & Dwight Co., Inc.
2,198 210,195
Ciena Corp. *
1,306 757,780
Cigna Group
2,456 681,294
Cincinnati Financial Corp.
1,429 224,953
Cintas Corp.
3,231 553,341
Circle Internet Group, Inc. *
1,398 157,974
Cisco Systems, Inc.
37,275 4,488,656

DBX ETF Trust | 9
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
Citigroup, Inc.
16,099 2,026,864
Citizens Financial Group, Inc.
3,884 241,818
Clorox Co.
1,117 100,552
Cloudflare, Inc., Class A *
2,965 716,996
CME Group, Inc.
3,420 935,507
CMS Energy Corp.
2,929 212,558
Coca-Cola Co.
36,544 2,887,341
Coeur Mining, Inc.
9,165 177,068
Cognizant Technology Solutions
Corp., Class A
4,676 260,710
Coherent Corp. *
1,757 635,103
Coinbase Global, Inc., Class A *
2,042 385,999
Colgate-Palmolive Co.
7,067 636,949
Comcast Corp., Class A
34,092 847,868
Comfort Systems USA, Inc.
338 617,935
ConocoPhillips
11,417 1,301,310
Consolidated Edison, Inc.
3,552 375,198
Constellation Brands, Inc., Class
A
1,375 190,878
Constellation Energy Corp.
2,905 835,914
Cooper Cos., Inc. *
1,815 111,096
Copart, Inc. *
8,871 290,703
Corebridge Financial, Inc.
2,311 62,397
CoreWeave, Inc., Class A *
2,570 281,492
Corning, Inc.
7,518 1,361,961
Corpay, Inc. *
620 224,316
Corteva, Inc.
6,283 491,833
CoStar Group, Inc. *
3,789 122,006
Costco Wholesale Corp.
4,185 4,002,199
Credo Technology Group
Holding Ltd. *
1,574 371,511
Crowdstrike Holdings, Inc., Class
A *
2,359 1,724,429
Crown Castle, Inc. REIT
4,183 382,745
CSX Corp.
17,614 797,210
Cummins, Inc.
1,299 839,972
Curtiss-Wright Corp.
355 265,402
CVS Health Corp.
11,934 1,085,755
D.R. Horton, Inc.
2,361 347,279
Danaher Corp.
6,075 1,109,720
Darden Restaurants, Inc.
1,033 210,639
Datadog, Inc., Class A *
2,945 728,446
Deckers Outdoor Corp. *
1,406 160,073
Deere & Co.
2,300 1,247,014
Dell Technologies, Inc., Class C
2,845 1,197,489
Delta Air Lines, Inc.
1,629 134,360
Devon Energy Corp.
10,765 478,935
Dexcom, Inc. *
3,552 261,924
Diamondback Energy, Inc.
1,794 343,515
Dick's Sporting Goods, Inc.
654 148,831
Digital Realty Trust, Inc. REIT
3,241 615,790
Dollar General Corp.
2,128 235,378
Number
of Shares Value $
Dollar Tree, Inc. *
1,803 209,941
Dominion Energy, Inc.
8,387 561,426
Domino's Pizza, Inc.
327 101,560
DoorDash, Inc., Class A *
3,557 566,595
Dover Corp.
1,217 257,225
Dow, Inc.
6,679 225,416
DTE Energy Co.
2,039 291,312
Duke Energy Corp.
7,266 891,756
DuPont de Nemours, Inc.
3,962 191,841
eBay, Inc.
4,005 437,626
EchoStar Corp., Class A *
1,310 169,239
Ecolab, Inc.
2,406 615,936
Edison International
3,563 249,196
Edwards Lifesciences Corp. *
5,518 477,141
Electronic Arts, Inc.
2,209 445,599
Elevance Health, Inc.
2,033 799,355
Eli Lilly & Co.
7,575 8,370,375
EMCOR Group, Inc.
414 342,303
Emerson Electric Co.
5,259 756,349
Entegris, Inc.
1,447 200,829
Entergy Corp.
4,395 479,275
EOG Resources, Inc.
5,180 690,908
EQT Corp.
5,843 320,956
Equifax, Inc.
1,134 188,006
Equinix, Inc. REIT
912 974,052
Equity Residential REIT
3,466 226,850
Erie Indemnity Co., Class A
187 39,844
Essex Property Trust, Inc. REIT
623 169,855
Estee Lauder Cos., Inc., Class A
2,395 213,035
Evergy, Inc.
2,103 172,530
Everpure, Inc., Class A *
2,922 232,328
Eversource Energy
3,374 230,343
Exelon Corp.
9,779 446,314
Expand Energy Corp.
2,214 205,858
Expedia Group, Inc.
1,094 247,014
Expeditors International of
Washington, Inc.
1,318 208,231
Extra Space Storage, Inc. REIT
1,917 276,642
Exxon Mobil Corp.
39,229 5,698,405
F5, Inc. *
556 213,198
Fair Isaac Corp. *
218 272,629
Fastenal Co.
10,512 464,630
FedEx Corp.
2,057 846,970
Ferguson Enterprises, Inc.
1,824 412,169
Fidelity National Financial, Inc.
2,262 107,106
Fidelity National Information
Services, Inc.
5,008 215,294
Fifth Third Bancorp
8,385 418,663
First Citizens BancShares, Inc.,
Class A
73 145,307
First Solar, Inc. *
920 282,247
FirstEnergy Corp.
4,913 227,914

10 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
Fiserv, Inc. *
5,186 293,320
Flex Ltd. *
3,484 525,318
Flutter Entertainment PLC *
181 17,553
Flutter Entertainment PLC *
1,297 126,437
Ford Motor Co.
36,671 639,542
Fortinet, Inc. *
5,775 796,777
Fortive Corp.
2,794 162,946
Fox Corp., Class A
1,970 125,922
Fox Corp., Class B
1,385 79,485
Freeport-McMoRan, Inc.
13,581 892,408
FTAI Aviation Ltd.
966 251,488
Gaming and Leisure Properties,
Inc. REIT
2,734 128,416
GE HealthCare Technologies,
Inc.
4,198 261,703
GE Vernova, Inc.
2,543 2,462,438
Gen Digital, Inc.
4,973 128,254
General Dynamics Corp.
2,149 745,316
General Electric Co.
9,792 3,170,258
General Mills, Inc.
4,890 165,331
General Motors Co.
8,535 710,453
Genuine Parts Co.
1,368 135,022
Gilead Sciences, Inc.
11,747 1,579,149
Global Payments, Inc.
2,387 180,242
Goldman Sachs Group, Inc.
2,791 2,862,338
Graco, Inc.
1,482 111,817
Halliburton Co.
7,650 297,203
Hartford Insurance Group, Inc.
2,530 321,639
HCA Healthcare, Inc.
1,463 553,804
HEICO Corp.
385 134,049
HEICO Corp., Class A
725 188,362
Hershey Co.
1,361 264,075
Hewlett Packard Enterprise Co.
12,558 540,496
Hilton Worldwide Holdings, Inc.
2,174 712,333
Home Depot, Inc.
9,440 2,993,802
Honeywell International, Inc.
6,021 1,432,155
Howmet Aerospace, Inc.
3,798 980,834
HP, Inc.
8,581 232,030
Hubbell, Inc.
526 249,119
Humana, Inc.
1,155 352,760
Huntington Bancshares, Inc.
18,851 308,402
Hyatt Hotels Corp., Class A (c)
475 86,146
IDEX Corp.
744 156,858
IDEXX Laboratories, Inc. *
738 415,885
Illinois Tool Works, Inc.
2,645 654,056
Illumina, Inc. *
1,399 227,981
Incyte Corp. *
1,623 157,009
Ingersoll Rand, Inc.
3,736 267,647
Insmed, Inc. *
1,953 208,795
Insulet Corp. *
648 93,921
Intel Corp. *
41,441 4,752,454
Number
of Shares Value $
Interactive Brokers Group, Inc.,
Class A
4,207 365,883
Intercontinental Exchange, Inc.
5,226 772,664
International Business Machines
Corp.
8,848 2,634,934
International Flavors &
Fragrances, Inc.
2,357 179,250
International Paper Co.
4,668 156,238
Intuit, Inc.
2,576 854,021
Intuitive Surgical, Inc. *
3,315 1,407,682
Invitation Homes, Inc. REIT
5,647 165,175
IonQ, Inc. * (c)
3,213 231,561
IQVIA Holdings, Inc. *
1,541 280,786
Iron Mountain, Inc. REIT
2,805 359,741
Jabil, Inc.
1,022 372,580
Jacobs Solutions, Inc.
1,080 129,449
JB Hunt Transport Services, Inc.
711 196,542
Johnson & Johnson
22,758 5,128,060
Johnson Controls International
PLC
5,666 759,584
JPMorgan Chase & Co.
25,304 7,573,740
Kenvue, Inc.
17,953 310,228
Keurig Dr Pepper, Inc.
12,111 363,693
KeyCorp
8,041 171,515
Keysight Technologies, Inc. *
1,626 550,125
Kimberly-Clark Corp.
3,125 305,000
Kimco Realty Corp. REIT
6,216 149,681
Kinder Morgan, Inc.
18,258 567,459
KKR & Co., Inc.
5,818 558,179
KLA Corp.
1,240 2,382,920
Kraft Heinz Co.
7,999 192,056
Kroger Co.
5,396 335,361
L3Harris Technologies, Inc.
1,766 556,608
Labcorp Holdings, Inc.
806 209,608
Lam Research Corp.
11,742 3,736,070
Las Vegas Sands Corp.
2,868 145,035
Leidos Holdings, Inc.
1,122 143,392
Lennar Corp., Class A
1,838 165,016
Lennox International, Inc.
311 156,172
Liberty Media Corp.-Liberty
Formula One, Class C *
1,958 177,767
Linde PLC
4,386 2,182,868
Live Nation Entertainment, Inc. *
1,423 239,647
Lockheed Martin Corp.
1,934 1,025,890
Loews Corp.
1,441 149,216
Lowe's Cos., Inc.
5,236 1,122,389
LPL Financial Holdings, Inc.
756 206,970
Lumentum Holdings, Inc. *
660 564,274
LyondellBasell Industries NV,
Class A
2,256 150,362
M&T Bank Corp.
1,322 285,697
Marathon Petroleum Corp.
2,748 683,620
Markel Group, Inc. *
110 199,715

DBX ETF Trust | 11
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
Marriott International, Inc.,
Class A
2,075 779,370
Marsh & McLennan Cos., Inc.
4,574 731,703
Martin Marietta Materials, Inc.
582 338,514
Marvell Technology, Inc.
8,054 1,651,070
Masco Corp.
2,020 141,905
MasTec, Inc. *
584 220,968
Mastercard, Inc., Class A
7,710 3,808,586
McCormick & Co., Inc.
2,359 111,746
McDonald's Corp.
6,640 1,853,888
McKesson Corp.
1,141 847,124
Medline, Inc., Class A *
3,620 132,347
Merck & Co., Inc.
23,376 2,775,199
Meta Platforms, Inc., Class A
20,710 13,099,282
MetLife, Inc.
5,325 440,324
Mettler-Toledo International,
Inc. *
187 220,768
Microchip Technology, Inc.
5,100 482,715
Micron Technology, Inc.
10,637 10,328,527
Microsoft Corp.
66,522 29,950,865
Mid-America Apartment
Communities, Inc. REIT
1,088 140,428
Mondelez International, Inc.,
Class A
12,052 737,221
MongoDB, Inc. *
748 250,991
Monolithic Power Systems, Inc.
443 693,831
Monster Beverage Corp. *
6,752 594,716
Moody's Corp.
1,427 646,788
Morgan Stanley
11,132 2,315,456
Motorola Solutions, Inc.
1,576 635,569
MSCI, Inc.
676 426,813
Nasdaq, Inc.
4,341 401,629
Natera, Inc. *
1,233 275,415
NetApp, Inc.
1,827 318,428
Netflix, Inc. *
39,607 3,406,994
Neurocrine Biosciences, Inc. *
889 140,729
Newmont Corp.
10,279 1,128,737
News Corp., Class A
3,717 97,014
NextEra Energy, Inc.
19,719 1,715,750
NIKE, Inc., Class B
11,053 510,980
NiSource, Inc.
4,469 206,557
Nordson Corp.
453 130,160
Norfolk Southern Corp.
2,110 643,466
Northern Trust Corp.
1,738 287,552
Northrop Grumman Corp.
1,261 710,800
NRG Energy, Inc.
1,812 242,953
Nucor Corp.
2,125 531,250
NVIDIA Corp.
217,758 45,977,424
NVR, Inc. *
24 146,515
Occidental Petroleum Corp.
7,140 404,338
Octave Intelligence PLC *
1,890 32,219
Okta, Inc. *
1,538 189,589
Number
of Shares Value $
Old Dominion Freight Line, Inc.
1,684 379,153
Omnicom Group, Inc.
2,699 196,244
ON Semiconductor Corp. *
3,631 437,971
ONEOK, Inc.
5,808 487,524
Oracle Corp.
16,275 3,674,570
O'Reilly Automotive, Inc. *
7,949 690,609
Otis Worldwide Corp.
3,770 267,067
PACCAR, Inc.
4,999 551,740
Packaging Corp. of America
780 170,750
Palantir Technologies, Inc., Class
A *
20,546 3,216,271
Palo Alto Networks, Inc. *
7,645 2,153,520
Parker-Hannifin Corp.
1,180 996,663
Paychex, Inc.
3,030 293,849
PayPal Holdings, Inc.
8,433 377,377
PepsiCo, Inc.
12,913 1,861,925
Pfizer, Inc.
54,032 1,414,558
PG&E Corp.
20,034 327,356
Philip Morris International, Inc.
14,695 2,606,599
Phillips 66
3,768 662,716
Pinnacle Financial Partners, Inc.
1,394 136,250
PNC Financial Services Group,
Inc.
3,803 840,919
PPG Industries, Inc.
2,112 238,614
PPL Corp.
6,768 239,520
Principal Financial Group, Inc.
2,182 226,099
Procter & Gamble Co.
21,938 3,149,419
Progressive Corp.
5,513 1,049,675
Prologis, Inc. REIT
8,889 1,275,305
Prudential Financial, Inc.
3,169 318,928
PTC, Inc. *
1,069 148,302
Public Service Enterprise Group,
Inc.
4,790 376,734
Public Storage REIT
1,425 432,758
PulteGroup, Inc.
1,790 211,542
Qnity Electronics, Inc.
1,970 307,320
QUALCOMM, Inc.
10,072 2,528,273
Quanta Services, Inc.
1,394 992,152
Quest Diagnostics, Inc.
1,108 215,949
Raymond James Financial, Inc.
1,798 257,851
RB Global, Inc.
1,646 175,252
Realty Income Corp. REIT
8,640 529,459
Reddit, Inc., Class A *
988 173,888
Regency Centers Corp. REIT
1,535 118,732
Regeneron Pharmaceuticals, Inc.
954 586,500
Regions Financial Corp.
8,616 241,248
Reliance, Inc.
497 189,243
Republic Services, Inc.
1,897 380,235
ResMed, Inc.
1,364 259,937
Restaurant Brands International,
Inc.
2,960 221,643
Revolution Medicines, Inc. *
1,522 239,685

12 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
Rivian Automotive, Inc., Class
A *
7,540 122,902
Robinhood Markets, Inc., Class
A *
6,821 643,220
ROBLOX Corp., Class A *
5,439 256,449
Rocket Cos., Inc., Class A *
7,838 113,729
Rocket Lab Corp. *
4,911 704,630
Rockwell Automation, Inc.
1,044 470,907
Rollins, Inc.
2,831 134,756
Roper Technologies, Inc.
1,035 336,924
Ross Stores, Inc.
2,992 693,336
Royal Caribbean Cruises Ltd.
2,415 687,381
Royalty Pharma PLC, Class A
4,012 223,709
RPM International, Inc.
1,178 124,833
RTX Corp.
12,747 2,290,126
S&P Global, Inc.
2,910 1,233,840
Salesforce, Inc.
7,529 1,438,792
Samsara, Inc., Class A *
3,010 105,320
SBA Communications Corp.
REIT
948 192,596
Seagate Technology Holdings
PLC
2,048 1,801,830
Sempra
6,133 546,634
ServiceNow, Inc. *
9,707 1,207,260
SharkNinja, Inc. *
841 102,509
Sherwin-Williams Co.
2,211 671,790
Simon Property Group, Inc. REIT
3,023 619,443
SLB Ltd.
14,100 769,155
Snap-on, Inc.
472 175,211
Snowflake, Inc. *
3,013 769,972
SoFi Technologies, Inc. *
11,318 206,214
Southern Co.
10,723 987,052
SS&C Technologies Holdings,
Inc.
1,921 129,706
Starbucks Corp.
10,625 1,053,575
State Street Corp.
2,591 403,263
Steel Dynamics, Inc.
1,308 340,276
STERIS PLC
920 195,712
Strategy, Inc. *
2,457 390,884
Stryker Corp.
3,213 980,254
Sun Communities, Inc. REIT
1,095 135,408
Sunbelt Rentals Holdings, Inc.
3,918 308,532
Super Micro Computer, Inc. *
4,778 220,218
Synchrony Financial
3,364 240,324
Synopsys, Inc. *
1,716 816,164
Sysco Corp.
4,630 351,000
T. Rowe Price Group, Inc.
2,057 215,018
Take-Two Interactive Software,
Inc. *
1,646 368,967
Tapestry, Inc.
1,947 283,211
Targa Resources Corp.
2,019 514,986
Target Corp.
4,222 536,490
Teledyne Technologies, Inc. *
445 275,824
Number
of Shares Value $
Teradyne, Inc.
1,431 535,638
Tesla, Inc. *
26,541 11,566,302
Texas Instruments, Inc.
8,601 2,629,154
Texas Pacific Land Corp.
527 207,111
Textron, Inc.
1,680 154,157
Thermo Fisher Scientific, Inc.
3,523 1,735,113
TJX Cos., Inc.
10,432 1,614,352
T-Mobile US, Inc.
4,695 880,453
Toast, Inc., Class A *
4,585 119,348
TPG, Inc. * (d)
2,087 21
Tractor Supply Co.
4,727 149,042
Tradeweb Markets, Inc., Class A
999 100,150
TransDigm Group, Inc.
528 664,393
TransUnion
1,897 135,749
Travelers Cos., Inc.
1,976 576,775
Trimble, Inc. *
2,065 116,487
Truist Financial Corp.
11,771 567,480
Twilio, Inc., Class A *
1,398 266,515
Tyler Technologies, Inc. *
432 135,281
Tyson Foods, Inc., Class A
2,574 157,065
Uber Technologies, Inc. *
16,814 1,183,706
Ulta Beauty, Inc. *
402 204,558
Union Pacific Corp.
5,532 1,452,924
United Airlines Holdings, Inc. *
707 81,164
United Parcel Service, Inc.,
Class B
6,987 745,443
United Rentals, Inc.
605 602,380
United Therapeutics Corp. *
377 209,921
UnitedHealth Group, Inc.
8,562 3,256,214
US Bancorp
14,572 799,274
Valero Energy Corp.
2,795 684,272
Veeva Systems, Inc., Class A *
1,424 248,260
Ventas, Inc. REIT
4,527 382,169
Veralto Corp.
2,196 180,577
VeriSign, Inc.
763 217,745
Verisk Analytics, Inc.
1,332 233,087
Verizon Communications, Inc.
39,115 1,870,088
Vertex Pharmaceuticals, Inc. *
2,369 1,060,222
Vertiv Holdings Co., Class A
3,414 1,077,834
VICI Properties, Inc. REIT
10,180 287,280
Visa, Inc., Class A
15,824 5,164,321
Vistra Corp.
3,093 495,591
Vulcan Materials Co.
1,202 340,070
W.R. Berkley Corp.
2,128 135,213
W.W. Grainger, Inc.
425 524,552
Walmart, Inc.
41,370 4,788,578
Walt Disney Co.
16,752 1,705,856
Warner Bros Discovery, Inc. *
21,582 582,930
Waste Management, Inc.
3,767 796,570
Waters Corp. *
943 361,707
Watsco, Inc.
343 125,915
WEC Energy Group, Inc.
3,090 343,145

DBX ETF Trust | 13
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
Wells Fargo & Co.
29,079 2,254,786
Welltower, Inc. REIT
6,661 1,367,703
West Pharmaceutical Services,
Inc.
674 217,574
Western Digital Corp.
3,267 1,735,463
Westinghouse Air Brake
Technologies Corp.
1,627 424,907
Weyerhaeuser Co. REIT
6,885 168,751
Williams Cos., Inc.
11,582 826,839
Williams-Sonoma, Inc.
1,120 227,998
Workday, Inc., Class A *
1,973 288,433
WP Carey, Inc. REIT
2,156 160,450
Xcel Energy, Inc.
5,987 475,967
XPO, Inc. *
1,089 233,318
Xylem, Inc.
2,346 256,981
Yum! Brands, Inc.
2,598 384,374
Zimmer Biomet Holdings, Inc.
1,876 154,451
Zoetis, Inc.
4,188 325,366
Zoom Communications, Inc. *
2,420 245,848
Zscaler, Inc. *
989 138,193
(Cost $330,129,932)
603,006,980
Uruguay — 0.1%
MercadoLibre, Inc. *
(Cost $533,772)
433 734,217
TOTAL COMMON STOCKS
(Cost $464,134,837)
797,719,445
PREFERRED STOCKS — 0.1%
Germany — 0.1%
Bayerische Motoren Werke AG
469 40,856
Dr Ing hc F Porsche AG *
1,020 55,812
Henkel AG & Co. KGaA
1,328 103,335
Porsche Automobil Holding SE *
1,437 54,835
Sartorius AG
259 74,079
Volkswagen AG *
1,906 204,227
(Cost $802,827)
533,144
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.*
(d)
,
expires 3/31/40
(Cost $0)
214 0
SECURITIES LENDING
COLLATERAL — 0.1%
DWS Government & Agency
Securities Portfolio
"DWS Government Cash
Institutional Shares", 3.53%
(e)(f)
(Cost $513,693)
513,693 513,693
Number
of Shares Value $
CASH EQUIVALENTS — 0.3%
DWS Government Money Market
Series "Institutional Shares",
3.57% (e)
(Cost $2,439,220)
2,439,220 2,439,220
TOTAL INVESTMENTS — 99.5%
(Cost $467,890,577)
801,205,502
Other assets and liabilities,
net — 0.5%
3,918,530
NET ASSETS — 100.0%
805,124,032

14 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
May 31, 2026 (Unaudited)
Hidden Row
Securities are listed in country of domicile.
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2026 is as follows:
Value ($) at
8/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2026
Value ($) at
5/31/2026
COMMON STOCKS — 0.1%
Germany — 0.1%
Deutsche Bank AG (b)
566,304 47,480 (29,117) 669 (42,398) 19,488 — 16,700 542,938
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.53% (e)(f)
239,029 274,664 (g) — — — 75 — 513,693 513,693
CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series "Institutional Shares", 3.57% (e)
625,533 10,550,610 (8,736,923) — — 37,384 — 2,439,220 2,439,220
1,430,866 10,872,754 (8,766,040) 669 (42,398) 56,947 — 2,969,613 3,495,851
*
Non-income producing security.
(a)
Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)
Affiliated issuer. This security is owned in proportion with its representation in the index.
(c) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2026 amounted to $502,627, which is 0.1% of net assets.
(d)
Investment was valued using significant unobservable inputs.
(e)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(g)
Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2026.
ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen (Dutch Certificate)
REIT: Real Estate Investment Trust
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

DBX ETF Trust | 15
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
May 31, 2026 (Unaudited)
At May 31, 2026 the Xtrackers MSCI Kokusai Equity ETF had the following sector diversification:
At May 31, 2026, open futures contracts purchased were as follows:
Currency Abbreviations
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding
Securities Lending
Collateral and Cash
Equivalents
Information Technology
250,429,358 31 .4
Financials
120,906,169 15 .1
Industrials
83,413,697 10 .4
Consumer Discretionary
70,882,133 8 .9
Health Care
70,040,690 8 .8
Communication Services
69,378,075 8 .7
Consumer Staples
40,052,551 5 .0
Energy
31,723,856 4 .0
Materials
27,187,767 3 .4
Utilities
20,933,643 2 .6
Real Estate
13,304,650 1 .7
Total
798,252,589 100 .0
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
E-Mini S&P 500 Index
USD 8 2,758,125 3,038,300 6/18/2026 280,175
Micro E-Mini S&P 500 Index
USD 49 1,718,721 1,860,959 6/18/2026 142,238
MSCI EAFE Index
USD 9 1,350,270 1,400,085 6/19/2026 49,815
S&P/TSX 60 Index Mini
CAD 4 278,124 293,695 6/18/2026 15,571
Total unrealized appreciation
487,799
CAD Canadian Dollar
USD U.S. Dollar

16 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
May 31, 2026 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
KOKU-PH3
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 797,719,035 $ 389 $ 21 $ 797,719,445
Preferred Stocks
533,144 — — 533,144
Warrants
— — 0 0
Short-Term Investments (a)
2,952,913 — — 2,952,913
Derivatives (b)
Futures Contracts
487,799 — — 487,799
TOTAL
$ 801,692,891 $ 389 $ 21 $ 801,693,301
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.